Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share Based Compensation Tables [Abstract]
Valuation and Expense Information

Valuation and Expense Information

	Year Ended December 31,
	2016	2015	2014
Total cost of share-based payment plans	$8,013	$6,137	$8,640
Amounts capitalized in oil and gas properties and equipment	$2,451	$2,009	$3,173
Amounts charged against income, before income tax benefit	$5,562	$4,128	$5,467
Amount of related income tax benefit recognized in income before valuation allowances	$2,216	$1,645	$2,285

Securities Authorized for Issuance Under Equity Compensation Plans

Plan Category	Number of Securities to be Issued Upon Exercise of Outstanding Options	Weighted Average Exercise Price of Outstanding Options	Number of Securities Remaining Available for Future Issuance Under Equity Compensation Plans (Excluding Securities Reflected in the First Column)
	(000’s)		(000’s)
Equity compensation plans approved by security holders	346	$60.64	4,339
Equity compensation plans not approved by security holders	n/a	n/a	n/a
Total	346	$60.64	4,339

Changes in Stock Options Outstanding

The following table summarizes the changes in stock options for the three year period ended December 31, 2016:

	Number of Options	Weighted Average Exercise Price (US$)
	(000’s)
Balance, December 31, 2013	1,246	$16.97	to	$98.87

Forfeited	(513)	$33.57	to	$75.18
Exercised	(43)	$16.97	to	$25.68
Balance, December 31, 2014	690	$25.68	to	$98.87

Forfeited	(171)	$25.68	to	$75.18
Balance, December 31, 2015	519	$49.05	to	$98.87

Forfeited	(173)	$50.15	to	$75.18
Balance, December 31, 2016	346	$49.05	to	$98.87

Share Based Compensation by Exercise Price Table

The following table summarizes information about the stock options outstanding and exercisable at December 31, 2016:

	Options Outstanding and Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value
	(000’s)	(Years)
$49.05 — $62.23	210	0.31	$54.12	$—
$51.60 — $98.87	136	1.45	$70.64	$—

Weighted Average Grant Date Fair Value of Stock Options	The following table summarizes information about the weighted-average grant-date fair value of share options:
	2016	2015	2014
Options forfeited during the year	$25.17	$28.00	$24.40

Valuation Assumptions

Valuation Assumptions

The Company estimates the fair value of the market condition related to the LTIP awards on the date of grant using a Monte Carlo simulation with the following assumptions:

	2015 LTIP	2014 LTIP
Volatility of common stock	40.1%	39.0%
Average volatility of peer companies	46.5%	n/a
Average correlation coefficient of peer companies	0.454	n/a
Risk-free interest rate	1.02%	0.66%